GOODWILL AND OTHER INTANGIBLE ASSETS Amortization Expense and Future Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Future Amortization Expense Schedule
2025	$ 104
2026	75
2027	72
2028	65
2029	61
Thereafter	170
Amortization Expense
Amortization of intangible assets during the period	$ 105	$ 140	$ 192